BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

3. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

Acquisitions in 2023

Acquisition of Uber’s remaining interest in MLU B.V.

On April 21, 2023, the Company entered into an agreement (the “Agreement”) with Uber NL Holdings 1 B.V. (“Uber”), a subsidiary of Uber Technologies Inc., and on the same day acquired Uber’s entire remaining 29% interest in MLU B.V, a mobility joint venture, for consideration in cash of $702.5 (RUB 57,337 at the exchange rate as of the closing date). The Agreement superseded and was in lieu of the call option Uber granted to the Company under a Framework Agreement dated September 7, 2021. The call option was exercisable until September 7, 2023.

In order to account for the equity ownership changes contemplated by the transaction, the Group reduced the amount of the non-controlling interest and additional paid-in capital by RUB 23,524 and RUB 35,459, respectively, and increased the amount of the accumulated other comprehensive income by RUB 1,646 (Note 4). After the closing date, no earnings are allocated to the noncontrolling interest.

Business combinations in 2022

News and Zen divestment and acquisition of Delivery Club

On August 22, 2022, the Group entered into a binding agreement with VK to sell its news aggregation platform and Zen, the Group’s infotainment service, (together, “News and Zen”) as well as to acquire 100% of the shares of Delivery Club LLC (“Delivery Club”), one of the leading food and grocery delivery services in Russia. On September 8, 2022, the Group completed its acquisition of 100% of Delivery Club and on September 12, 2022, the Group completed the sale of News and Zen. The transaction marked a strategic decision to exit from media businesses (other than entertainment streaming). The Group accounted for the acquisition as a business combination.

According to U.S. GAAP requirements, the non-cash consideration transferred to acquire Delivery Club amounted to RUB 38,620, representing the fair value of News and Zen. The fair value has been determined using valuation techniques such as discounted cash flows and is based on significant unobservable inputs, thus representing a Level 3 measurement as defined by ASC 820. The most significant quantitative inputs used to measure the fair value were the future revenue growth rates, projected adjusted profitability margins and discount rates. As a result of the News and Zen deconsolidation, a gain in the amount of RUB 38,051 was recognized for the difference between carrying value and fair value of the net assets of the News and Zen businesses.

As of December 31, 2022, the Group additionally recognized RUB 332 as working capital adjustment to consideration transferred against goodwill.

Set out below is the condensed balance sheet of Delivery Club as of September 8, 2022, reflecting the allocation of the purchase price to net assets acquired:

September 8, 2022
RUB
ASSETS:
Cash and cash equivalents	1,893
Accounts receivable	1,182
Goodwill	24,919
Intangible assets	13,864
Other current and non-current assets	2,089
Total assets	43,947
LIABILITIES:
Accounts payable, accrued and other liabilities	3,496
Other current and non-current liabilities	1,499
Total liabilities	4,995
Total purchase consideration	38,952

Of the RUB 13,864 assigned to intangible assets, RUB 9,626 relates to the acquired trademark of Delivery Club, included in the trade names and domain names category, which is amortized over a period of 10 years; and RUB 4,058 represents the customer base which is included in the customer relationships category, which is amortized over a period of 7 years. The Group used an income valuation approach to determine the fair values of the trademark and customer base. The most significant quantitative inputs used for the valuation of the acquired trademark were future revenue growth rates and projected adjusted profitability margins. The most significant quantitative inputs used for the valuation of the customer base were customer retention rates, future revenue growth rates and projected adjusted profitability margins. These inputs are not observable in the market and thus represent a Level 3 measurement as defined by ASC 820.

The goodwill of RUB 24,919 was assigned to the E-commerce, Mobility and Delivery reportable segment. The Group expects to achieve significant synergies and cost reductions within its food and grocery delivery services. Goodwill is not deductible for income tax purposes.

The results of operations of Delivery Club for the year ended December 31, 2021 and for the period from January 1, 2022 to September 8, 2022 were as follows:

	Year ended December 31, 2021	Period from January 1, 2022 to September 8, 2022
	RUB	RUB
Revenues	13,047	11,724
Net loss	(10,120)	(6,452)

The following unaudited pro forma information presents the combined results of operations of the Group and Delivery Club for the years ended December 31, 2021 and 2022 as if the acquisition of Delivery Club completed as of January 1, 2021:

	2021	2022
	RUB	RUB
Revenues	369,218	533,423
Net income / (loss)	(24,773)	3,112

These amounts have been calculated after the elimination of the gain of RUB 38,051 related to the News and Zen deconsolidation and adjusting the results of Delivery Club to reflect amortization associated with intangible assets acquired. These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred as of January 1, 2021, nor are they indicative of future results of operations.

Acquisitions in 2021

Transaction with Uber

On August 30, 2021, the Group entered into a framework agreement with Uber Technologies, Inc., and certain of its affiliates (“Uber”), to restructure their joint ventures, MLU B.V. (“MLU”) and Yandex Self Driving Group B.V. (“SDG”). Pursuant to this agreement, for total consideration of $1,000 in cash, the Group has acquired from Uber its entire equity interest in SDG and an additional 4.5% (4.6% based on the total number of outstanding shares) interest in MLU, both of which were completed in September 2021, as well as Uber’s entire indirect interest in Yandex Eats, Yandex Lavka and Yandex Delivery (the “Demerged Businesses”), each of which was demerged from MLU in December 2021. The transaction provides the Group and its employees a total of 71.0% (70.2% based on the total number of outstanding shares) ownership in the newly restructured MLU which will focus on mobility business.

On September 7, 2021 (the “Initial Closing”), the Group paid $800 (RUB 58,363 at the exchange rate as of the Initial Closing) in cash. On December 21, 2021 (the “Demerger Closing”), the remaining $200 (RUB 14,859 at the exchange rate as of the Demerger Closing) of consideration was paid upon the completion of the demerger and subsequent transfer of Uber’s shares in the Demerged Businesses to the Group.

After the Initial Closing, no earnings are allocated to the noncontrolling interest relating to the Demerged Businesses, as these interests were considered to be mandatorily redeemable. In order to account for all of the equity ownership changes contemplated by the transaction, the Group reduced the amount of the non-controlling interest and additional paid-in capital by RUB 6,241 and RUB 67,205, respectively.

Under the terms of the framework agreement, the Group also received an American call option to acquire Uber’s remaining 29.0% (29.8% based on the total number of outstanding shares) interest in the newly restructured MLU during the two-year period beginning on the Initial Closing. The call option had an initial exercise price of $1,811 (RUB 132,119 at the exchange rate as of the Initial Closing) which increases to approximately $2,005 (RUB 146,272 at the exchange rate as of the Initial Closing) if exercised in September 2023. The call option was determined to be embedded in the non-controlling interest in the newly restructured MLU and did not fall under the guidance of ASC 480 nor meet the definition of a derivative under ASC 815. Therefore, the call option did not impact the accounting of the remaining noncontrolling interest in the newly restructured MLU. In April 2023, the Company entered into the Agreement with Uber and acquired Uber’s entire remaining 29% interest in MLU. The Agreement superseded, and was in lieu of, the call option.

Acquisition of Axelcroft Group

On February 2, 2021, MLU entered into a share purchase agreement (“SPA”) with Fasten CY Limited (together referred to as “parties”) and completed the acquisition of 100% of the shares of Axelcroft Limited and its subsidiaries (“Axelcroft Group”), representing certain components of the ride-hailing and cargo business of Vezet Group. The transaction was intended to allow the Group to strengthen its position and enhance customer care across Russian regions.

The Group expects to achieve synergies and cost reductions resulting from increased operating efficiency due to an improved balance of supply and demand in Russian regions. The Group applied the acquisition method to account for the transaction according to U.S. GAAP requirements.

The acquisition-date fair value of the consideration payable amounted to RUB 12,916, including RUB 7,300 paid in cash at the acquisition date in U.S. dollars and a holdback amount and contingent consideration of up to RUB 5,616 subject to successful achievement of certain integration milestones and other purchase price adjustments.

The contingent consideration consists of up to $61.3 (undiscounted) (RUB 4,625 (undiscounted) at the exchange rate as of acquisition date) payable to Fasten CY Limited, conditional on the Axelcroft Group meeting defined integration performance targets. The fair value of contingent consideration at the acquisition date was estimated at $60.4 (RUB 4,557 at the exchange rate as of the acquisition date). The Group estimated the fair value of the integration consideration based on probability adjusted present value of consideration expected to be transferred using significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined by ASC 820. Key assumptions used in these estimates include discount rates and probability assessments with respect to the likelihood of achieving the performance targets given the integration mechanism and the tools available under SPA to the parties to achieve integration milestones.

In July 2021, the parties completed the assessment of the achieved integration performance targets and determined the integration milestone payments due in connection with the acquisition of Axelcroft Group. The total amount paid was RUB 5,791, consisting of RUB 4,509 of integration consideration and RUB 1,282 of holdback amount.

Set out below is the condensed balance sheet of Axelcroft Group as of February 2, 2021, reflecting the allocation of the purchase price to net assets acquired.

February 2, 2021
RUB
ASSETS:
Cash and cash equivalents	72
Intangible assets	1,774
Goodwill	12,250
Other current and non-current assets	1,474
Total assets	15,570
LIABILITIES:
Deferred income tax liabilities	323
Other current and non-current liabilities	2,331
Total liabilities	2,654
Total purchase consideration	12,916

Of the RUB 1,774 allocated to intangible assets, RUB 1,024 and RUB 292 relates to the acquired customer relationships and trademarks of Vezet Group, included in the customer relationships and trade names and domain names categories, respectively, which will be amortized over a period of 10 years; and RUB 258 represents driver relationships, included in the customer relationships category, that will be amortized over a period of 2 years. RUB 200 was assigned to IT software and technology, included in the software category, which is mainly represented by driver and client mobile applications that were discontinued at the end of the technical integration period, April 2, 2021, and therefore fully amortized as of March 31, 2021. The Group used the income approach for the estimation of the fair value of customer relationships and trademarks, and the cost approach for IT software and technology and driver relationships. The most significant quantitative inputs used for the valuation of client relationships and trademarks were future revenue growth rates, projected adjusted profitability margins and user retention rates. The most significant quantitative input used for the valuation of IT software technology was time in man-hours required to reconstruct the software applications. The most significant quantitative input used for the valuation of driver relationships was driver acquisition costs. These inputs are not observable in the market and thus represent a Level 3 measurement as defined by ASC 820.

Goodwill recognized in the amount of RUB 12,250 is attributable primarily to the expected synergies described above and was assigned to the E-commerce, Mobility and Delivery reportable segment. Goodwill is not deductible for income tax purposes.

The Group recognized separately from the acquisition RUB 408 of acquisition related costs that were expensed in the current period. These costs were recorded in sales, general and administrative expenses in the consolidated statements of operations.

The revenue and earnings of Axelcroft Group for the period prior to acquisition would not have had a material impact on the Group’s revenue and earnings for the years ended December 31, 2021 and 2020. Accordingly, no pro forma financial information is presented. The Group has determined that the presentation of revenue and earnings of Axelcroft Group from the date of acquisition is impracticable due to the integration of the operations upon acquisition.

Acquisition of Acropol Bank

On July 16, 2021, the Group completed the acquisition of a 100% ownership interest in Commercial Bank ACROPOL, JSC (“Acropol Bank” or “Acropol”). As a result of the acquisition, the Group acquired all of Acropol’s licenses, including a universal banking license. Cash consideration transferred totaled RUB 986. The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of the Acropol Bank as of July 16, 2021, reflecting the allocation of the purchase price to net assets acquired.

July 16, 2021
RUB
ASSETS:
Cash and cash equivalents	597
Investments in debt securities, current	556
Goodwill	105
Other current and non-current assets	44
Total assets	1,302
LIABILITIES:
Other current and non-current liabilities	316
Total liabilities	316
Total purchase consideration	986

The results of operations of Acropol for the period prior to the acquisition would not have had a material impact on the Group’s results of operations for the years ended December 31, 2021 and 2020. Accordingly, no pro forma financial information is presented.